Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018		Dec. 31, 2017		Dec. 31, 2016
Debt discount					$ (48,942)
Note 1 [Member]
Note Date	Dec. 01, 2015	[1]	Dec. 01, 2015
Maturity Date	Aug. 01, 2018	[1]	Aug. 01, 2018
Interest Rate	12.00%	[1]	12.00%
Original Borrowing	$ 1,248,883	[1]	$ 1,203,242
Note 2 [Member]
Note Date	Dec. 01, 2015		Dec. 01, 2015
Maturity Date	Aug. 01, 2018		Aug. 01, 2018
Interest Rate	12.00%		12.00%
Original Borrowing	$ 189,000		$ 189,000
Note 3 [Member]
Note Date	Dec. 01, 2015	[2]	Dec. 01, 2015
Maturity Date	Apr. 01, 2017	[2]	Apr. 01, 2017
Interest Rate	12.00%	[2]	12.00%
Original Borrowing	$ 111,901	[2]	$ 111,901
Note 4 [Member]
Note Date	Aug. 04, 2016	[3]	Aug. 04, 2016
Maturity Date	Dec. 04, 2018	[3]	Dec. 04, 2018
Interest Rate	12.00%	[3]	12.00%
Original Borrowing	$ 343,326	[3]	$ 343,326
Note 5 [Member]
Note Date	Aug. 04, 2016		Aug. 04, 2016
Maturity Date	Dec. 04, 2018		Dec. 04, 2018
Interest Rate	12.00%		12.00%
Original Borrowing	$ 121,875		$ 121,875
Convertible Notes Payable [Member]
Total notes payable			1,695,768
Debt discount			(675,453)
Total notes payable, net of debt discount			$ 1,020,315
Convertible Notes Payable [Member] | Note 1 [Member]
Note Date	Apr. 03, 2016		Apr. 03, 2016	[4]
Maturity Date	Apr. 04, 2018		Apr. 04, 2018	[4]
Interest Rate	12.00%		12.00%	[4]
Original Borrowing	$ 600,000		$ 600,000	[4]
Total notes payable			$ 680,268	[4]	680,268	[4]
Convertible Notes Payable [Member] | Note 2 [Member]
Note Date Description	June and August 2017		June and August 2017	[5]
Maturity Date, Description	February and March 2018		February and March 2018	[5]
Interest Rate	5.00%		5.00%	[5]
Original Borrowing	$ 220,500		$ 220,500	[5]
Total notes payable			$ 220,500	[5]		[5]
Convertible Notes Payable [Member] | Note 3 [Member]
Note Date Description	Various		Various	[6]
Maturity Date, Description	Various		Various	[6]
Interest Rate	5.00%		5.00%	[6]
Original Borrowing	$ 320,000		$ 320,000	[6]
Total notes payable			$ 320,000	[6]		[6]
Convertible Notes Payable [Member] | Note 4 [Member]
Note Date	Dec. 08, 2017		Dec. 08, 2017	[7]
Maturity Date	Dec. 08, 2018		Dec. 08, 2018	[7]
Interest Rate	8.00%		8.00%	[7]
Original Borrowing	$ 370,000		$ 370,000	[7]
Total notes payable			$ 370,000	[7]		[7]
Convertible Notes Payable [Member] | Note 5 [Member]
Note Date	Dec. 13, 2017		Dec. 13, 2017	[8]
Maturity Date	Sep. 20, 2018		Sep. 20, 2018	[8]
Interest Rate	8.00%		8.00%	[8]
Original Borrowing	$ 105,000		$ 105,000	[8]
Total notes payable			$ 105,000	[8]		[8]

[1]	Per the terms of the agreement, at Mr. Cutaia's discretion (majority stockholder and Chief Executive Officer (CEO), he may convert up to $374,665 of outstanding principal, plus accrued interest thereon, into shares of common stock at a conversion rate of $0.07 per share.
[2]	As of June 30, 2018, and the date of this report, the note is past due. The Company is currently in negotiations with the note holder to settle the note payable.
[3]	A total of 30% of the note principal can be converted to shares of common stock at a conversion price $0.07 per share.
[4]	On April 3, 2016, the Company issued a convertible note payable to Oceanside, a third party-lender, in the amount of $680,268 to consolidate all notes payable and accrued interest due to Oceanside as of that date. This note superseded and replaced all previous notes and liabilities due to Oceanside from fiscals 2014 and 2015. The note is unsecured, bears interest at the rate of 12% per annum, compounded annually and matured on December 30, 2016. In consideration, the Company granted Oceanside the right to convert up to 30% of the amount of such note into shares of the Company’s common stock at $0.07 per share and issued 2,429,530 warrants to purchase share of common stock at $0.07 per share until April 4, 2019. The Company determined that the issuance of the warrants and the conversion feature that arose as part of the issuance of note, resulted in a debt extinguishment for accounting purposes since the fair value of the warrants granted amounted to $164,344, which was more than 10% of the original value of the convertible note. As a result, on April 3, 2016, Company recorded the fair value of the new note which approximates the original carrying value $680,268 and expensed the entire fair value of the warrants granted of $164,344 as part of loss on debt extinguishment. On December 30, 2016, the Company entered into an extension agreement with Oceanside to extend the maturity date of the Note from December 30, 2016 to August 4, 2017. All other terms of the Note remain unchanged. In consideration for Oceanside’s agreement to extend the maturity date to August 4, 2017, the Company issued Oceanside 2,429,530 share purchase warrants, exercisable at $0.08 per share until December 29, 2019 with a fair value of $159,491. The Company determined that the extension of the note’s maturity resulted in a debt extinguishment for accounting purposes since the fair value of the warrants granted was more than 10% of the recorded value of the original convertible note. As a result, Company recorded the fair value of the new note which approximates the original carrying value $680,260 and expensed the entire fair value of the warrants granted of $159,491 as part of loss on debt extinguishment. On August 4, 2017, the Company entered into an extension agreement with Oceanside to extend the maturity date of the Note to from August 4, 2017 to April 4, 2018. All other terms of the Note remain unchanged. In consideration for Oceanside’s agreement to extend the maturity date to August 4, 2018, the Company issued Oceanside 1,316,800 share purchase warrants, exercisable at $0.15 per share until August 3, 2022 with a fair value of $170,855. The Company determined that the extension of the note’s maturity resulted in a debt extinguishment for accounting purposes since the fair value of the warrants granted was more than 10% of the recorded value of the original convertible note. As a result, Company recorded the fair value of the new note which approximates the original carrying value $680,268 and expensed the entire fair value of the warrants granted of $170,855 as part of loss on debt extinguishment. In March 2018, the note was satisfied through the issuance of 4,589,506 shares of common stock
[5]	In June and August of 2017, the Company issued unsecured convertible notes to Lucas Holdings in the amount of $220,500 in exchange cash of $200,000, original discount (OID) of $10,500 and prepaid interest of $10,000. The notes bear interest rate of 5% per annum, matures in February and March 2018, convertible to shares of common stock at a conversion price of $0.25 per share and $0.10 per share. As part of the issuance, the Company also issued warrants to purchase 330,000 shares of common stock at $0.30 per share and 50,000 shares of common stock with a fair value $12,500. As a result, the Company recorded a debt discount of $174,850 to account the OID and prepaid interest of $20,500 the relative fair value of the warrants of $40,180, the fair value of the common shares of $12,500 and the beneficial conversion feature of $101,670. The debt discount is being amortized to interest expense over the term of the note. As of December 31, 2017, outstanding balance of the note amounted to $220,500 and unamortized debt discount of $40,247. In March 2018, the entire notes were settled and converted to 1,543,000 shares of common stock.
[6]	On September 26, 2017, we entered into the Purchase Agreement, dated September 15, 2017, with Kodiak Capital Group, LLC (“Kodiak”). Under the Purchase Agreement, the Company may from time to time, in our discretion, sell shares of our common stock to Kodiak for aggregate gross proceeds of up to $2,000,000. Unless terminated earlier, Kodiak’s purchase commitment will automatically terminate on the earlier of the date on which Kodiak shall have purchased our shares pursuant to the Purchase Agreement for an aggregate purchase price of $2,000,000, or September 15, 2019. We have no obligation to sell any shares under the Purchase Agreement. From September 2017 through November 2017, the Company issued three convertible notes payable totaling $320,000 in exchange for cash of $200,000, original issue discount (OID) of $20,000 and settlement of financing expenses of $100,000 incurred by Kodiak pursuant to the agreement. The notes are unsecured, maturities starting in March 2018 through June 2018 and bear interest at a rate of 5% per annum. The notes are also convertible to shares of common stock at price of $0.25 per share or 70% of 10-day VWAP prior to conversion, whichever is lower. As part of the issuances, the Company also granted Kodiak a five year, fully vested warrants to purchase 2,000,000 shares of common stock exercisable at $0.15 and $0.20 per share. The Company determined that since the conversion floor of these notes had no limit to the conversion price, the Company could no longer determine if it had enough authorized shares to fulfil its conversion obligation. As such, pursuant to current accounting guidelines, the Company determined that the conversion feature of these three notes created a derivative with a fair value totaling $412,214 at the date of issuances. The Company accounted for the fair value of the derivative up to the face amount of the notes of $320,000 as a valuation discount to be amortized over the life of the note, and the excess of $92,214 being recorded as part of financing cost (see Note 8 further discussion). In addition, the Company also recorded the notes’ original issue discount totaling $20,000 and the $100,000 note payable issued to settle financing expenses related to Kodiak agreement as part of financing costs. As of December 31, 2017, outstanding balance of the note amounted to $320,000, accrued interest of $3,281 and unamortized debt discount of $191,740.
[7]	On March 21, 2015, the Company issued a note payable to a third-party lender for the benefit of DelMorgan Group LLC (“DelMorgan”), financial consultant. The note is unsecured, bears interest rate of 12% per annum payable monthly beginning on April 20, 2015 and matured in March 2017. As of December 31, 2016, outstanding balance of the note amounted to $125,000. On March 20, 2017, the Company entered into an extension agreement with the third-party lender to extend the maturity date of the Note to March 20, 2018. All other terms of the Note remained unchanged and there was no additional compensation or incentive given. As of December 31, 2017, outstanding balance of the note amounted to $125,000. In January 2018, the note was satisfied through the issuance of 1,250,000 shares of common stock.
[8]	On December 14, 2017, the Company issued an unsecured convertible note to PowerUp Lending in the amount of $105,000 in exchange for cash of $90,000 or an original issue discount of $15,000. The note matures on September 20, 2018 and bears interest rate of 8% per annum. The note is convertible to common shares at a conversion price equal to the Variable Conversion Price, which is 70% multiplied by the Market Price. "Market Price" means the lowest Trading Price (as defined below) for the Common Stock during the ten (10) Trading Day period ending on the latest complete Trading Day prior to the Conversion Date. The Company determined that since the conversion floor had no limit to the conversion price, that the Company could no longer determine if it had enough authorized shares to fulfil the conversion obligation. As such, pursuant to current accounting guidelines, the Company determined that the conversion feature of the note created a derivative with a fair value of $160,426 at the date of issuance. The Company accounted for the fair value of the derivative up to the face amount of the note of $105,000 as a valuation discount to be amortized over the life of the note, and the excess of $55,426 being recorded as part of financing cost. See Note 8 for discussion of derivative liability. In addition, the Company also recorded the note's original issue discount of $15,000 as part of financing costs. As of December 31, 2017, outstanding balance of the note amounted to $105,000, accrued interest of $414 and unamortized debt discount of $99,822. During the year ended December 31, 2017, the Company amortized to interest expense a total of $294,397 related to the notes' debt discount and accrued interest of $143,145 pursuant to the terms of the note agreement.